Provisions - Summary of Movements in Other Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of other provisions [line items]
Other provisions beginning balance	€ 1,091
Additions through business combinations	6
Charges	598
Releases	(166)
Utilisation	(231)
Currency translation	0
Other provisions ending balance	1,298
Restructuring
Disclosure of other provisions [line items]
Other provisions beginning balance	227
Additions through business combinations	0
Charges	270
Releases	(54)
Utilisation	(135)
Currency translation	(3)
Other provisions ending balance	305
Legal
Disclosure of other provisions [line items]
Other provisions beginning balance	223
Additions through business combinations	6
Charges	130
Releases	(7)
Utilisation	(27)
Currency translation	(4)
Other provisions ending balance	321
Brazil indirect taxes
Disclosure of other provisions [line items]
Other provisions beginning balance	57
Additions through business combinations	0
Charges	7
Releases	(2)
Utilisation	(3)
Currency translation	7
Other provisions ending balance	66
Other
Disclosure of other provisions [line items]
Other provisions beginning balance	584
Additions through business combinations	0
Charges	191
Releases	(103)
Utilisation	(66)
Currency translation	0
Other provisions ending balance	€ 606